ACQUISITIONS (Details 2) (Longhaul, USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended				1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	May 31, 2012	Mar. 31, 2012	Mar. 31, 2012 Customer relationship	Mar. 31, 2012 Contract backlog	Mar. 31, 2012 Non-compete clause	Mar. 31, 2012 Contingent consideration payable in April 2013	Mar. 31, 2012 Contingent consideration payable in April 2013 Maximum	Mar. 31, 2012 Contingent consideration payable in April 2014	Mar. 31, 2012 Contingent consideration payable in April 2014 Maximum	Mar. 31, 2012 Contingent consideration payable in April 2015	Mar. 31, 2012 Contingent consideration payable in April 2015 Maximum
ACQUISITIONS
Purchase price				$ 1,494
Cash consideration paid			772
Fair value of cash consideration								139		259		324
Potential consideration payable									150		298		397
Intangible assets acquired:
Intangible assets other than goodwill acquired					190	27	262
Goodwill				1,015
Total				1,494
Total consideration				1,494
Estimated useful life of intangible assets
Estimated useful life					3 years 6 months	3 months	4 years
Pro forma information summarizing the results of operations
Net revenues	137,548	96,051
Net income	$ 12,926	$ 6,796
Net income per share (in dollars per share)
Basic (in dollars per share)	$ 0.02	$ 0.01
Diluted (in dollars per share)	$ 0.02	$ 0.01